Share-Based Compensation and Share-Based Payment Reserve	6 Months Ended
Jan. 31, 2022
Classes of employee benefits expense [abstract]
Share-Based Compensation and Share-Based Payment Reserve

9. Share-Based Compensation and Share-Based Payment Reserve

The Company has adopted a stock option plan (the “Plan”) under which it is authorized to grant options to officers, directors, employees, and consultants enabling them to acquire up to 10% of the issued and outstanding common stock of the Company. The options can be granted for a maximum of 5 years and vest as determined by the Board of Directors. The exercise price of each option granted may not be less than the fair market value of the common shares at the time of grant.

A summary of changes in stock options for the six months ended January 31, 2022 and the year ended July 31, 2021, is presented below:

	Number of options outstanding	Weighted average exercise price
Balance, July 31, 2020	19,969	39.89
Granted	672,000	4.24
Expired	(16,636)	(38.32)
Forfeited	(667)	(61.83)
Balance, July 31, 2021	674,666	4.39
Granted (a-e)	637,300	5.74
Balance, October 31, 2021	1,311,966	$6.16

a)	On September 1, 2021, the Company issued 100,000 options to a consultant with an exercise price of $5.74, which vest immediately and expire on September 1, 2026. The fair value of the stock options was $518,134. The fair value was estimated using the Black-Scholes option pricing model and the following weighted average assumptions: share price - $6.79; exercise price - $5.74; expected life - 5 years; annualized volatility - 100%; dividend yield - 0%; risk free rate – 0.80%.

b)	On November 1, 2021, the Company issued 12,600 options with an exercise price of $7.94 and expire on November 1, 2026. 10,000 of the options were issued to a director and vest immediately, and 2,600 options were issued to members of the Company’s scientific advisory board and vest in five equal instalments every six months, with the first instalment vesting immediately. The fair value of the stock options was $74,579. The fair value was estimated using the Black-Scholes option pricing model and the following weighted average assumptions: share price - $7.95; exercise price - $7.94; expected life - 5 years; annualized volatility - 100%; dividend yield - 0%; risk free rate – 1.19%.

BriaCell Therapeutics Corp

Notes to the Condensed Interim Consolidated Financial Statements

For the Three and Six Months Ended January 31, 2022 and 2021

(Unaudited)

(Expressed in US Dollars)

9. Share-Based Compensation and Share-Based Payment Reserve (continued)

c)	On January 13, 2022, the company issued 524,700 options to directors, officers, and employees with an exercise price of $8.47 and expire on January 13, 2027. 482,300 of the options were granted to Insiders, as such term is defined in the Securities Act (British Columbia) and vest in four equal instalments every 90 days, with the first instalment vesting immediately. The remaining 42,400 options vest in eight equal instalments every 90 days, with the first installment vesting immediately. The fair value of the options was $3,141,999 based on the Black-Scholes option pricing model using the following assumptions: share price - $8.09; exercise price - $8.47; expected life – 5 years; annualized volatility – 100%; dividend yield – 0%; risk free rate – 1.47%.

d)	The Company recognized stock-based compensation expense in relation to the vesting of options issued during the period of $1,100,442 and $1,618,576 for the three and six months ended January 31, 2022, respectively (for three and six months ended January 31, 2021 - $nil and $nil, respectively)

e)	As of January 31, 2022, stock options were outstanding for the purchase of common shares as follows:

Number of Options	Exercise Price	Exercisable At January 31, 2022	Expiry Date
1,667	$48.00	1,667	March 10, 2022
833	$33.60	833	July 1, 2023
166	$16.80	166	September 9, 2024
612,000	$4.24	612,000	March 29, 2026
60,000	$4.24	60,000	April 19, 2026
100,000	$5.74	100,000	September 1, 2026
12,600	$7.87	10,520	November 1, 2026
524,700	$8.47	125,875	January 13, 2027
1,311,966		911,061

f)	As of January 31, 2022, stock options outstanding have a weighted average remaining contractual life of 4.51 years (January 31, 2021 – 0.56 years).

BriaCell Therapeutics Corp

Notes to the Condensed Interim Consolidated Financial Statements

For the Three and Six Months Ended January 31, 2022 and 2021

(Unaudited)

(Expressed in US Dollars)